Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment securities summary
Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	value
December 31, 2012
Available for sale
U.S. Treasury	$71,098,759	$1,078,755	$4,174	$72,173,340
State and municipal	400,126	4,155	844	403,437
Equity	1,566,913	532,832	393,595	1,706,150
	$73,065,798	$1,615,742	$398,613	$74,282,927
Held to maturity
U.S. Treasury	$51,979,332	$126,149	$661	$52,104,820
U.S. Government agency	9,000,000	3,600	1,800	9,001,800
State and municipal	4,812,950	12,049	344	4,824,655
	$65,792,282	$141,798	$2,805	$65,931,275

December 31, 2011
Available for sale
U.S. Treasury	$46,013,913	$1,149,257	$4,231	$47,158,939
State and municipal	289,515	2,890	-	292,405
Equity	1,602,843	557,360	514,672	1,645,531
	$47,906,271	$1,709,507	$518,903	$49,096,875
Held to maturity
U.S. Treasury	$44,993,821	$246,352	$5,402	$45,234,771
U.S. Government agency	9,500,004	1,556	16,310	9,485,250
State and municipal	6,130,414	18,079	2,211	6,146,282
	$60,624,239	$265,987	$23,923	$60,866,303

December 31, 2010
Available for sale
U.S. Treasury	$56,150,205	$966,157	$16,871	$57,099,491
State and municipal	365,772	4,031	3,709	366,094
Equity	1,691,841	1,008,745	364,251	2,336,335
	$58,207,818	$1,978,933	$384,831	$59,801,920
Held to maturity
U.S. Treasury	$19,487,287	$178,407	$5,147	$19,660,547
U.S. Government agency	7,002,448	13,646	6,850	7,009,244
State and municipal	5,813,837	11,979	3,788	5,822,028
	$32,303,572	$204,032	$15,785	$32,491,819

Unrealized losses and fair value of securities in unrealized loss position
The table below shows the gross unrealized losses and fair value of securities that are in an unrealized loss position as of December 31, 2012, aggregated by length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses

U. S. Treasury	$12,977,100	$4,835	$-	$-	$12,977,100	$4,835
U. S. Government Agency	998,200	1,800	-	-	998,200	1,800
State and municipal	1,243,020	1,187	-	-	1,243,020	1,187
Equity	12,428	7,168	726,565	386,428	738,993	393,596
	$15,230,748	$14,990	$726,565	$386,428	$15,957,313	$401,418

Amortized cost and estimated fair value of debt securities, by contractual maturity
The amortized cost and estimated fair value of debt securities, by contractual maturity and the amount of pledged securities, follow.  Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2012		December 31, 2011		December 31, 2010
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	cost	value	cost	value	cost	value
Available for sale
Within one year	$41,027,015	$41,048,970	$32,099,999	$32,167,588	$35,163,533	$35,292,775
After one year through five years	28,474,650	28,519,007	12,206,498	12,288,356	19,355,802	19,481,248
After ten years	1,997,220	3,008,800	1,996,931	2,995,400	1,996,642	2,691,562
	$71,498,885	$72,576,777	$46,303,428	$47,451,344	$56,515,977	$57,465,585

Held to maturity
Within one year	$30,318,940	$30,346,374	$27,304,678	$27,382,951	$8,758,541	$8,789,063
After one year through five years	35,473,342	35,584,901	33,319,561	33,483,352	23,545,031	23,702,756
	$65,792,282	$65,931,275	$60,624,239	$60,866,303	$32,303,572	$32,491,819

Pledged securities	$24,796,570	$24,894,038	$22,739,753	$22,905,072	$26,567,879	$27,558,868